LEASING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Total outflow for leases	$ 2.9
Depreciation	2.5
Financial expenses interest	2.4	$ 2.3	$ 1.8
IAS 17
Disclosure of quantitative information about right-of-use assets [line items]
Financial expenses interest	$ 0.4